Financial instruments - Disclosure of foreign currency sensitivity analysis (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
$/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	€ (24,079)	€ (21,245)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	29,430	25,966
GBP/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	4,760	3,941
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	(5,817)	(4,817)
SEK/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(8,846)	(9,318)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	10,812	11,388
CAD/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	2,368	2,011
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	€ (2,894)	€ (2,457)